STOCK BASED COMPENSATION (Details Narrative) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		6 Months Ended			24 Months Ended
	May 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2019
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Number of stock option to acquire the equivalent					56,000
Vesting description	The options vested on May 15, 2025, with the expiration date of May 14, 2033.				The options generally vest two years after the grant date and have a contractual term of ten years
Option to purchase common stock		6,000
Weighted-average grant-date fair value of option	¥ 6
Share-based compensation expense		¥ 2,330,000	¥ 5,024
Unrecognized stock-based compensation		1,000
Common Stock [Member]
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Option to purchase common stock			58,333
Value of restricted shares		2,330,000
Share-Based Payment Arrangement, Option [Member]
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Share-based compensation expense			¥ 5,000
Various Officers [Member]
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Option to purchase common stock	6,000
Exercise price	¥ 7,500
Directors and Employees [Member]
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Option to purchase common stock	11,258
Exercise price	¥ 5,490
Hiroshi Furukawa [Member] | Common Stock [Member]
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Number of restricted shares issued		1,666,666
Value of restricted shares		¥ 1,050,000
Hideaki Horikiri [Member] | Common Stock [Member]
DisclosureOfCompensationRelatedCostsSharebasedPaymentsLineItem [Line Items]
Number of restricted shares issued		1,333,333
Value of restricted shares		¥ 1,280,000